TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 8 – TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31, 2025	December 31, 2024
Trade payables	$226,315	$322,235
VAT, income and dividend taxes payable	8,450	29,625
Salaries payable and accrued vacation liability	82,772	50,078
	$317,537	$401,938